Schedule of Investments(a)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes-71.10%
Aerospace & Defense-0.44%
Honeywell Aerospace, Inc. (SOFR + 0.63%)(b)(c)	4.27%	03/16/2029	$8,000	$7,983,636
Agricultural & Farm Machinery-0.55%
John Deere Capital Corp. (SOFR + 0.50%)(c)	4.14%	03/06/2028	10,000	10,012,848
Agricultural Products & Services-0.55%
Cargill, Inc. (SOFR + 0.61%)(b)(c)	4.23%	02/11/2028	10,000	10,019,157
Application Software-0.60%
Roper Technologies, Inc.	4.25%	09/15/2028	1,015	1,008,844
Salesforce, Inc.	4.50%	03/15/2028	7,407	7,416,971
Synopsys, Inc.	4.55%	04/01/2027	2,500	2,507,943
				10,933,758
Asset Management & Custody Banks-1.03%
State Street Corp. (SOFR + 0.64%)(c)	4.27%	10/22/2027	2,857	2,864,977
State Street Corp. (SOFR + 0.85%)(c)	4.47%	08/03/2026	14,458	14,469,794
State Street Corp.(d)	4.54%	04/24/2028	1,432	1,435,292
				18,770,063
Automobile Manufacturers-6.08%
American Honda Finance Corp. (SOFR + 0.72%)(c)	4.35%	10/05/2026	15,000	15,016,903
American Honda Finance Corp. (SOFR + 0.78%)(c)	4.42%	01/08/2029	7,496	7,480,358
American Honda Finance Corp. (SOFR + 0.82%)(c)	4.46%	03/03/2028	10,000	10,014,480
American Honda Finance Corp. (SOFR + 0.87%)(c)	4.50%	07/09/2027	10,000	10,030,461
Daimler Truck Finance North America LLC (Germany)(b)	4.30%	08/12/2027	4,179	4,175,087
Daimler Truck Finance North America LLC (Germany)(b)	5.13%	09/25/2027	5,905	5,960,603
Hyundai Capital America(b)	3.50%	11/02/2026	2,000	1,992,966
Hyundai Capital America(b)	4.88%	06/23/2027	8,000	8,036,260
Mercedes-Benz Finance North America LLC (Germany) (SOFR + 0.71%)(b)(c)	4.35%	03/10/2028	5,859	5,863,544
Mercedes-Benz Finance North America LLC (Germany)(b)	5.10%	08/03/2028	10,000	10,125,567
Toyota Motor Credit Corp., Series B (SOFR + 0.65%)(c)	4.29%	03/13/2029	10,000	10,019,973
Toyota Motor Credit Corp.	5.40%	11/20/2026	8,000	8,051,875
Volkswagen Group of America Finance LLC (Germany)(b)	4.45%	09/11/2027	4,000	3,996,261
Volkswagen Group of America Finance LLC (Germany)(b)	6.00%	11/16/2026	9,785	9,859,523
				110,623,861
Automotive Parts & Equipment-0.59%
BMW US Capital LLC (Germany) (SOFR + 0.80%)(b)(c)	4.43%	08/13/2026	10,811	10,823,544
Automotive Retail-0.55%
BMW US Capital LLC (Germany) (SOFR + 0.79%)(b)(c)	4.42%	03/17/2028	10,000	10,026,636
Biotechnology-0.18%
AbbVie, Inc. (SOFR + 0.48%)(c)	4.12%	03/03/2028	3,252	3,259,510
Broadline Retail-1.13%
Amazon.com, Inc.	3.90%	11/20/2028	6,890	6,841,208
Amazon.com, Inc. (SOFR + 0.44%)(c)	4.08%	03/13/2028	10,000	10,015,293
eBay, Inc.	4.25%	03/06/2029	3,676	3,642,469
				20,498,970
Building Products-0.08%
Masco Corp.	3.50%	11/15/2027	1,460	1,440,154
Cable & Satellite-0.55%
Comcast Corp.	4.15%	10/15/2028	10,000	9,973,188
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial & Residential Mortgage Finance-0.16%
Aviation Capital Group LLC(b)	4.25%	04/30/2029	$970	$955,045
Aviation Capital Group LLC(b)	4.75%	04/14/2027	1,936	1,940,271
				2,895,316
Construction Machinery & Heavy Transportation Equipment-0.48%
Caterpillar Financial Services Corp., Series K	4.10%	08/15/2028	8,734	8,722,677
Consumer Finance-1.89%
American Express Co.	2.55%	03/04/2027	5,000	4,946,356
Capital One Financial Corp.	3.75%	03/09/2027	6,081	6,061,332
Capital One Financial Corp.(d)	4.93%	05/10/2028	10,000	10,042,673
General Motors Financial Co., Inc. (SOFR + 1.17%)(c)	4.80%	04/04/2028	10,000	10,030,139
General Motors Financial Co., Inc.	5.00%	07/15/2027	3,333	3,354,998
				34,435,498
Diversified Banks-26.44%
Australia and New Zealand Banking Group Ltd. (Australia) (SOFR + 0.59%)(b)(c)	4.23%	12/08/2028	4,390	4,405,905
Australia and New Zealand Banking Group Ltd. (Australia) (SOFR + 0.81%)(b)(c)	4.44%	01/18/2027	14,000	14,049,165
Banco Bilbao Vizcaya Argentaria S.A. (Spain) (SOFR + 0.88%)(c)	4.53%	03/03/2029	5,600	5,606,621
Bank of Montreal (Canada) (SOFR + 0.76%)(c)	4.40%	06/04/2027	10,000	10,037,697
Bank of Montreal (Canada), Series J(d)	4.55%	06/02/2029	12,000	12,011,932
Bank of Nova Scotia (The) (Canada)(d)	4.04%	09/15/2028	10,000	9,954,004
Bank of Nova Scotia (The) (Canada)(d)	4.58%	06/05/2029	9,057	9,059,988
Barclays Bank PLC (United Kingdom) (SOFR + 0.58%)(c)	4.20%	08/14/2026	12,000	11,998,885
Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.93%)(c)	4.57%	09/11/2027	10,000	10,012,429
Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.22%)(c)	4.85%	10/02/2026	15,000	15,050,653
Citigroup, Inc.(d)	4.64%	05/07/2028	10,000	10,024,995
Citizens Bank N.A.(d)	4.19%	01/29/2029	4,388	4,357,725
Cooperatieve Rabobank U.A. (Netherlands) (SOFR + 0.59%)(c)	4.22%	05/27/2027	8,571	8,588,458
Cooperatieve Rabobank U.A. (Netherlands) (SOFR + 0.62%)(c)	4.26%	08/28/2026	8,035	8,042,765
Fifth Third Bank N.A. (SOFR + 0.81%)(c)	4.44%	01/28/2028	5,300	5,303,697
Goldman Sachs Bank USA (SOFR + 0.54%)(c)	4.18%	03/07/2027	10,000	9,889,111
Goldman Sachs Bank USA(d)	4.66%	06/03/2029	3,981	3,986,465
HSBC USA, Inc. (SOFR + 0.97%)(c)	4.61%	06/03/2028	6,522	6,563,035
Huntington National Bank (The) (SOFR + 0.72%)(c)	4.35%	04/12/2028	8,127	8,131,993
ING Groep N.V. (Netherlands) (SOFR + 1.56%)(c)	5.20%	09/11/2027	10,000	10,030,722
JPMorgan Chase & Co.(d)	2.95%	02/24/2028	10,000	9,902,005
JPMorgan Chase Bank N.A.	5.11%	12/08/2026	7,589	7,620,218
Macquarie Bank Ltd. (Australia) (SOFR + 0.48%)(b)(c)	4.11%	02/03/2028	4,321	4,322,706
Mizuho Bank Ltd. (Japan) (SOFR + 0.80%)(b)(c)	4.43%	04/16/2029	3,252	3,273,760
Morgan Stanley Bank N.A. (SOFR + 0.69%)(c)	4.32%	10/15/2027	10,000	10,007,773
Morgan Stanley Private Bank N.A. (SOFR + 0.77%)(c)	4.41%	07/06/2028	6,969	6,979,959
National Bank of Canada (Canada)(d)	4.17%	01/20/2029	6,349	6,322,777
National Bank of Canada (Canada) (SOFR + 0.80%)(c)	4.43%	08/20/2026	10,000	10,011,335
National Bank of Canada (Canada) (SOFR + 1.03%)(c)	4.66%	07/02/2027	5,797	5,800,248
NatWest Group PLC (United Kingdom)(d)	5.58%	03/01/2028	10,000	10,084,842
NatWest Markets PLC (United Kingdom)(b)	4.65%	03/27/2029	10,000	10,021,146
Nordea Bank Abp (Finland) (SOFR + 0.74%)(b)(c)	4.37%	03/19/2027	14,286	14,333,101
Nordea Bank Abp (Finland)(b)	4.38%	03/17/2028	5,000	5,015,659
PNC Bank N.A. (SOFR + 0.73%)(c)	4.36%	07/21/2028	2,633	2,635,616
PNC Financial Services Group, Inc. (The)(d)	4.08%	01/26/2029	2,183	2,170,832
PNC Financial Services Group, Inc. (The)(d)	5.10%	07/23/2027	7,500	7,507,097
Regions Banks(d)	4.76%	07/27/2029	6,000	6,018,782
Royal Bank of Canada (Canada) (SOFR + 0.95%)(c)	4.58%	01/19/2027	16,667	16,740,331
Skandinaviska Enskilda Banken AB (Sweden) (SOFR + 0.68%)(b)(c)	4.32%	03/12/2029	10,000	10,029,976
Sumitomo Mitsui Financial Group, Inc. (Japan)	1.90%	09/17/2028	6,000	5,665,966
Sumitomo Mitsui Financial Group, Inc. (Japan)	4.11%	01/15/2029	3,641	3,607,636
Sumitomo Mitsui Trust Bank Ltd. (Japan) (SOFR + 0.75%)(b)(c)	4.39%	09/11/2028	1,541	1,543,488
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
Sumitomo Mitsui Trust Bank Ltd. (Japan)(b)	5.20%	03/07/2027	$6,557	$6,610,518
Sumitomo Mitsui Trust Bank Ltd. (Japan)(b)	5.65%	09/14/2026	4,349	4,368,316
Svenska Handelsbanken AB (Sweden) (SOFR + 0.74%)(b)(c)	4.37%	05/23/2028	6,522	6,554,228
Swedbank AB (Sweden)(b)	6.14%	09/12/2026	8,130	8,175,536
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.82%)(c)	4.45%	01/31/2028	8,791	8,842,818
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.91%)(c)	4.55%	06/02/2028	10,000	10,061,150
Toronto-Dominion Bank (The) (Canada) (SOFR + 1.00%)(c)	4.63%	10/20/2026	9,800	9,825,516
Truist Bank (SOFR + 0.66%)(c)	4.29%	01/27/2029	10,000	9,996,807
Truist Bank (SOFR + 0.77%)(c)	4.40%	07/24/2028	9,757	9,767,687
U.S. Bank N.A. (SOFR + 0.69%)(c)	4.32%	10/22/2027	10,000	10,006,490
U.S. Bank N.A. (SOFR + 0.91%)(c)	4.54%	05/15/2028	10,000	10,035,110
U.S. Bank N.A.(d)	4.54%	05/20/2029	10,000	10,004,683
UBS AG (Switzerland)(d)	4.86%	01/10/2028	5,608	5,625,679
UBS AG/Stamford CT (Switzerland) (SOFR + 0.81%)(c)	4.45%	03/16/2029	10,000	10,043,217
Wells Fargo & Co. (SOFR + 0.78%)(c)	4.41%	01/24/2028	7,461	7,473,630
Wells Fargo & Co.(d)	4.58%	05/20/2029	10,000	9,997,184
Westpac Banking Corp. (Australia) (SOFR + 0.44%)(b)(c)	4.06%	05/11/2028	7,000	7,004,866
				481,114,933
Diversified Financial Services-0.16%
Avolon Holdings Funding Ltd. (Ireland)(b)	4.20%	04/15/2029	2,913	2,865,478
Diversified Metals & Mining-1.68%
BHP Billiton Finance (USA) Ltd. (Australia)	5.25%	09/08/2026	14,815	14,860,661
Glencore Funding LLC (Australia) (SOFR + 0.75%)(b)(c)	4.38%	10/01/2026	5,357	5,363,494
Glencore Funding LLC (Australia) (SOFR + 1.06%)(b)(c)	4.69%	04/04/2027	8,522	8,554,673
Rio Tinto Finance (USA) PLC (Australia)	4.38%	03/12/2027	1,741	1,746,865
				30,525,693
Diversified Support Services-0.10%
Element Fleet Management Corp. (Canada)(b)	4.80%	05/29/2029	1,744	1,747,104
Electric Utilities-2.71%
Constellation Energy Generation LLC	3.90%	01/08/2028	13,709	13,606,128
National Rural Utilities Cooperative Finance Corp., Series D	4.15%	08/25/2028	5,128	5,099,796
National Rural Utilities Cooperative Finance Corp. (SOFR + 0.82%)(c)	4.46%	09/16/2027	15,000	15,072,127
National Rural Utilities Cooperative Finance Corp.	5.10%	05/06/2027	7,500	7,562,168
NextEra Energy Capital Holdings, Inc. (SOFR + 0.80%)(c)	4.43%	02/04/2028	7,330	7,363,372
Pinnacle West Capital Corp.	4.90%	05/15/2028	649	653,444
				49,357,035
Fertilizers & Agricultural Chemicals-0.33%
Nutrien Ltd. (Canada)	4.50%	03/12/2027	5,970	5,982,241
Hotels, Resorts & Cruise Lines-0.09%
Marriott International, Inc.	4.20%	07/15/2027	1,709	1,707,900
Interactive Media & Services-0.20%
Alphabet, Inc., (Acquired 11/03/2025; Cost $3,636,000) (SOFR + 0.52%)(c)(e)	4.15%	11/15/2028	3,636	3,652,034
Investment Banking & Brokerage-2.65%
Goldman Sachs Group, Inc. (The) (SOFR + 1.00%)(c)	4.72%	03/19/2029	10,000	10,005,154
Goldman Sachs Group, Inc. (The)(d)	4.94%	04/23/2028	5,129	5,151,217
Jefferies Financial Group, Inc.	4.30%	02/11/2027	9,106	9,099,808
Jefferies Financial Group, Inc.	4.50%	09/15/2026	15,000	15,009,407
Morgan Stanley(d)	1.51%	07/20/2027	9,000	8,964,738
				48,230,324
Life & Health Insurance-11.79%
Athene Global Funding (SOFR + 1.03%)(b)(c)	4.66%	08/27/2026	10,000	10,008,360
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Life & Health Insurance-(continued)
Athene Global Funding (SOFR + 1.21%)(b)(c)	4.84%	03/25/2027	$12,000	$12,043,397
Brighthouse Financial Global Funding(b)	5.55%	04/09/2027	8,150	8,201,030
CNO Global Funding(b)	4.88%	12/10/2027	4,918	4,924,630
Corebridge Global Funding(b)	4.25%	08/21/2028	3,043	3,021,587
Corebridge Global Funding (SOFR + 0.75%)(b)(c)	4.38%	01/07/2028	10,000	9,972,461
Corebridge Global Funding(b)	4.80%	05/29/2029	1,970	1,972,441
Corebridge Global Funding (SOFR + 1.30%)(b)(c)	4.93%	09/25/2026	15,000	15,041,666
Equitable America Global Funding(b)	3.95%	09/15/2027	4,474	4,440,287
Equitable America Global Funding(b)	4.30%	12/15/2028	11,000	10,912,406
F&G Global Funding(b)	4.50%	01/09/2029	8,065	7,924,333
F&G Global Funding(b)	4.65%	09/08/2028	2,139	2,115,203
GA Global Funding Trust(b)	2.25%	01/06/2027	3,700	3,652,773
Jackson National Life Global Funding (SOFR + 0.95%)(b)(c)	4.59%	09/12/2028	1,430	1,425,209
Jackson National Life Global Funding(b)	5.55%	07/02/2027	6,719	6,792,703
Lincoln Financial Global Funding(b)	4.63%	05/28/2028	3,000	3,003,794
MassMutual Global Funding II (SOFR + 0.68%)(b)(c)	4.31%	08/01/2028	10,000	10,015,816
MassMutual Global Funding II (SOFR + 0.77%)(b)(c)	4.40%	01/29/2027	15,000	15,043,916
MassMutual Global Funding II (SOFR + 0.98%)(b)(c)	4.61%	07/10/2026	13,500	13,512,708
Met Tower Global Funding(b)	4.00%	01/14/2029	7,692	7,597,440
New York Life Global Funding (SOFR + 0.67%)(b)(c)	4.30%	04/02/2027	7,000	7,007,856
New York Life Global Funding(b)	4.40%	04/25/2028	3,695	3,697,400
Northwestern Mutual Global Funding (SOFR + 0.66%)(b)(c)	4.29%	08/25/2028	6,250	6,262,327
Pacific Life Global Funding II(b)	4.45%	05/01/2028	9,434	9,436,583
Pacific Life Global Funding II (SOFR + 1.05%)(b)(c)	4.68%	07/28/2026	12,500	12,515,922
Pricoa Global Funding I(b)	5.55%	08/28/2026	3,407	3,418,181
Principal Life Global Funding II(b)	4.25%	08/18/2028	4,348	4,321,056
Principal Life Global Funding II(b)	4.60%	08/19/2027	4,777	4,790,376
Principal Life Global Funding II(b)	5.00%	01/16/2027	4,500	4,522,169
Protective Life Global Funding (SOFR + 0.85%)(b)(c)	4.49%	09/11/2028	7,000	7,017,279
				214,611,309
Movies & Entertainment-0.44%
Walt Disney Co. (The) (SOFR + 0.47%)(c)	4.12%	03/14/2029	8,000	8,005,745
Multi-line Insurance-1.16%
Metropolitan Life Global Funding I (SOFR + 0.62%)(b)(c)	4.25%	04/13/2028	7,692	7,703,147
USAA Capital Corp.(b)	4.38%	06/01/2028	3,330	3,330,706
USAA Capital Corp.(b)	5.25%	06/01/2027	10,000	10,118,423
				21,152,276
Oil & Gas Storage & Transportation-0.77%
Enbridge, Inc. (Canada)	4.20%	11/20/2028	3,846	3,820,597
Enbridge, Inc. (Canada)	4.60%	06/20/2028	2,905	2,916,809
Enbridge, Inc. (Canada)	5.25%	04/05/2027	4,666	4,702,319
Southern Co. Gas Capital Corp., Series A	4.05%	09/15/2028	2,565	2,549,144
				13,988,869
Packaged Foods & Meats-0.33%
Mars, Inc.(b)	4.45%	03/01/2027	5,956	5,973,935
Pharmaceuticals-2.00%
Eli Lilly and Co.	4.00%	10/15/2028	3,333	3,326,861
GlaxoSmithKline Capital PLC (United Kingdom) (SOFR + 0.50%)(c)	4.14%	03/12/2027	6,593	6,605,641
Merck & Co., Inc. (SOFR + 0.57%)(c)	4.21%	03/15/2029	7,650	7,674,936
Novartis Capital Corp.	3.90%	11/05/2028	5,465	5,427,258
Novartis Capital Corp. (SOFR + 0.65%)(c)	4.28%	03/16/2029	5,859	5,880,028
Pfizer, Inc. (SOFR + 0.50%)(c)	4.13%	11/15/2027	2,692	2,699,574
Zoetis, Inc.	4.15%	08/17/2028	4,808	4,781,688
				36,395,986
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks-0.75%
Zions Bancorporation N.A.(d)	4.48%	02/09/2029	$1,956	$1,943,239
Zions Bancorporation N.A.(d)	4.70%	08/18/2028	11,618	11,623,263
				13,566,502
Self-Storage REITs-0.55%
Public Storage Operating Co. (SOFR + 0.70%)(c)	4.33%	04/16/2027	10,000	10,018,391
Semiconductors-0.55%
Advanced Micro Devices, Inc.	4.21%	09/24/2026	10,000	10,009,974
Soft Drinks & Non-alcoholic Beverages-0.55%
Keurig Dr Pepper, Inc. (SOFR + 0.88%)(c)	4.52%	03/15/2027	10,000	10,016,227
Specialty Chemicals-0.25%
Sherwin-Williams Co. (The)	4.55%	03/01/2028	4,587	4,597,938
Systems Software-0.08%
ServiceNow, Inc.	4.25%	05/15/2028	1,530	1,530,262
Technology Hardware, Storage & Peripherals-1.10%
Hewlett Packard Enterprise Co.	4.05%	09/15/2027	10,000	9,961,439
Hewlett Packard Enterprise Co. (SOFR + 0.98%)(c)	4.61%	03/23/2028	10,000	10,049,860
				20,011,299
Transaction & Payment Processing Services-1.56%
Fidelity National Information Services, Inc.	4.45%	03/10/2028	10,000	9,978,405
Global Payments Inc.	4.45%	06/01/2028	6,350	6,312,310
Global Payments Inc.	4.55%	03/15/2028	3,759	3,750,219
PayPal Holdings, Inc.	4.45%	03/06/2028	4,464	4,471,668
PayPal Holdings, Inc.	4.55%	06/01/2028	3,883	3,893,394
				28,405,996
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,292,416,361)				1,293,886,267
Asset-Backed Securities-10.08%
Collateralized Mortgage Obligations-10.08%
AutoNation Finance Trust;
Series 2025-1A, Class A2(b)	4.72%	04/10/2028	1,511	1,512,365
Series 2026-1A, Class A2(b)	3.95%	01/11/2029	3,100	3,098,794
Barings Equipment Finance LLC; Series 2025-B, Class A2(b)	4.02%	02/13/2029	3,200	3,198,863
BofA Auto Trust; Series 2026-1A, Class A2A(b)	4.10%	11/15/2028	2,800	2,799,473
CarMax Auto Owner Trust;
Series 2024-1, Class A3	4.92%	10/16/2028	6,113	6,139,972
Series 2025-2, Class A2A	4.59%	07/17/2028	1,839	1,842,464
Carvana Auto Receivables Trust; Series 2026-P1, Class A3	4.26%	02/10/2031	10,000	9,949,912
CCG Receivables Trust; Series 2025-1, Class A2(b)	4.48%	10/14/2032	3,250	3,260,545
Chesapeake Funding II LLC (Canada);
Series 2023-2A, Class A2 (30 Day Average SOFR + 1.10%)(b)(c)	4.74%	10/15/2035	3,360	3,362,421
Series 2024-1A, Class A2 (30 Day Average SOFR + 0.77%)(b)(c)	4.41%	05/15/2036	1,066	1,067,134
Citizens Auto Receivables Trust; Series 2024-2, Class A3(b)	5.33%	08/15/2028	3,719	3,736,493
Dell Equipment Finance Trust;
Series 2024-1, Class A3(b)	5.39%	03/22/2030	1,166	1,171,359
Series 2025-1, Class A3(b)	4.61%	02/24/2031	2,480	2,492,490
Series 2026-1A, Class A3(b)	4.32%	12/22/2031	980	980,139
DLLST LLC; Series 2024-1A, Class A3(b)	5.05%	08/20/2027	1,921	1,927,226
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Collateralized Mortgage Obligations-(continued)
Enterprise Fleet Financing LLC;
Series 2023-3, Class A2(b)	6.40%	03/20/2030	$2,583	$2,603,483
Series 2024-1, Class A2(b)	5.23%	03/20/2030	1,290	1,296,098
Series 2024-3, Class A2(b)	5.31%	04/20/2027	557	557,375
Series 2024-4, Class A2(b)	4.69%	07/20/2027	1,842	1,845,435
Series 2025-4, Class A2(b)	4.05%	08/20/2028	3,600	3,598,682
Series 2026-1, Class A2(b)	4.00%	10/20/2028	6,250	6,237,119
Series 2026-2, Class A2(b)	4.33%	02/20/2029	3,430	3,432,902
FCCU Auto Receivables Trust; Series 2026-1A, Class A2(b)	3.98%	10/15/2029	5,680	5,667,319
First National Master Note Trust; Series 2024-1, Class A	5.34%	05/15/2030	3,870	3,913,796
GM Financial Automobile Leasing Trust; Series 2025-2, Class A2B (30 Day Average SOFR + 0.50%)(c)	4.13%	07/20/2027	1,285	1,285,845
GreatAmerica Leasing Receivables Funding LLC;
Series 2024-2, Class A3(b)	5.00%	09/15/2028	4,000	4,033,362
Series 2025-1, Class A2(b)	4.52%	10/15/2027	1,718	1,720,734
Harley-Davidson Motorcycle Trust; Series 2025-A, Class A2A	4.71%	07/17/2028	1,055	1,056,419
Hyundai Auto Lease Securitization Trust;
Series 2024-C, Class A2B (30 Day Average SOFR + 0.50%)(b)(c)	4.14%	03/15/2027	432	431,791
Series 2025-B, Class A3(b)	4.53%	04/17/2028	3,200	3,212,365
Hyundai Auto Receivables Trust; Series 2025-A, Class A2B (30 Day Average SOFR + 0.34%)(c)	3.98%	12/15/2027	2,772	2,772,728
John Deere Owner Trust; Series 2025-A, Class A2B (30 Day Average SOFR + 0.29%)(c)	3.93%	03/15/2028	2,164	2,164,900
M&T Equipment LLC; Series 2025-1A, Class A2(b)	4.70%	12/16/2027	3,131	3,139,458
Merchants Fleet Funding LLC; Series 2025-1A, Class A(b)	4.49%	01/20/2039	2,500	2,503,165
Navient Private Education Refi Loan Trust;
Series 2020-FA, Class A(b)	1.22%	07/15/2069	2,955	2,791,871
Series 2021-FA, Class A(b)	1.11%	02/18/2070	2,236	1,988,807
Navistar Financial Dealer Note Master Owner Trust II; Series 2025-1, Class A(b)	4.18%	09/25/2030	2,900	2,894,618
Nissan Auto Lease Trust; Series 2026-A, Class A2B (30 Day Average SOFR + 0.45%)(c)	4.09%	05/15/2028	8,200	8,212,559
Porsche Innovative Lease Owner Trust; Series 2024-1A, Class A3(b)	4.67%	11/22/2027	1,684	1,687,322
SCCU Auto Receivables Trust; Series 2026-1A, Class A2(b)	4.18%	08/15/2029	4,700	4,697,553
SFS Auto Receivables Securitization Trust; Series 2026-1A, Class A2B (30 Day Average SOFR + 0.46%)(b)(c)	4.09%	08/20/2029	9,000	9,009,344
SoFi Consumer Loan Program Trust; Series 2026-1, Class A(b)	4.06%	12/26/2035	3,683	3,679,416
Synchrony Card Funding LLC; Series 2024-A1, Class A	5.04%	03/15/2030	10,000	10,071,780
Toyota Auto Receivables Owner Trust; Series 2025-B, Class A2A	4.46%	03/15/2028	3,145	3,149,113
Volvo Financial Equipment LLC; Series 2025-1A, Class A2(b)	4.41%	11/15/2027	1,785	1,787,220
Westlake Automobile Receivables Trust; Series 2025-P1, Class A2(b)	4.65%	02/15/2028	2,511	2,514,686
Wheels Fleet Lease Funding 1 LLC;
Series 2023-2A, Class A(b)	6.46%	08/18/2038	2,639	2,661,307
Series 2024-1A, Class A2 (1 mo. Term SOFR + 0.83%)(b)(c)	4.46%	02/18/2039	2,216	2,221,003
Series 2024-2A, Class A2 (1 mo. Term SOFR + 1.00%)(b)(c)	4.63%	06/21/2039	2,463	2,475,547
Series 2025-1A, Class A1(b)	4.57%	01/18/2040	5,776	5,798,738
Series 2025-2A, Class A1(b)	4.41%	05/18/2040	9,732	9,739,929
Series 2025-3A, Class A1(b)	4.08%	09/18/2040	5,350	5,323,536
Series 2026-1A, Class A2B (1 mo. Term SOFR + 0.62%)(b)(c)	4.25%	04/18/2039	4,000	4,008,282
World Omni Automobile Lease Securitization Trust; Series 2025-A, Class A2B (30 Day Average SOFR + 0.39%)(c)	4.03%	12/15/2027	717	717,224
				183,442,481
Total Asset-Backed Securities (Cost $183,554,533)				183,442,481
Commercial Paper-9.41%(f)
Diversified Banks-0.57%
HSBC USA, Inc.(b)	4.27%	08/27/2026	10,500	10,397,888
Diversified Capital Markets-1.59%
VW Credit, Inc. (Germany)(b)	4.21%	10/01/2026	9,000	8,869,948
Washington Morgan Capital Co. LLC; Series A (SOFR + 0.45%)(b)(c)	4.07%	07/17/2026	10,000	10,004,031
Washington Morgan Capital Co. LLC; Series A (SOFR + 0.50%)(b)(c)	4.12%	09/10/2026	10,000	10,005,455
				28,879,434
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Financial Services-0.55%
White Plains Capital Co. LLC(b)	4.08%	07/07/2026	$10,000	$9,956,385
Electric Utilities-1.29%
Brookfield BRP Holdings (Canada), Inc. (Canada)	4.27%	06/11/2026	10,000	9,985,777
Brookfield BRP Holdings Canada, Inc. (Canada)	4.32%	07/17/2026	13,600	13,525,234
				23,511,011
Health Care Services-0.13%
HCA, Inc.(b)	4.33%	07/24/2026	2,400	2,383,593
Independent Power Producers & Energy Traders-0.53%
RWE AG (Germany)(b)	4.60%	04/21/2027	10,000	9,616,502
Integrated Telecommunication Services-0.95%
TELUS Corp. (Canada)(b)	4.13%	08/18/2026	10,000	9,902,035
TELUS Corp. (Canada)(b)	4.44%	10/13/2026	7,560	7,433,412
				17,335,447
Leisure Products-0.20%
Brunswick Corp.(b)	4.35%	06/02/2026	3,700	3,698,226
Oil & Gas Refining & Marketing-0.82%
Phillips 66(b)	4.38%	06/04/2026	15,000	14,990,167
Paper & Plastic Packaging Products & Materials-0.16%
Sonoco Products Co.	4.15%	06/01/2026	3,000	2,998,976
Pharmaceuticals-0.55%
Bayer Corp. (Germany)(b)	4.54%	08/03/2026	10,000	9,924,907
Soft Drinks & Non-alcoholic Beverages-1.16%
Keurig Dr Pepper, Inc.(b)	4.41%	06/10/2026	11,695	11,678,806
Keurig Dr Pepper, Inc.(b)	4.37%	07/08/2026	9,400	9,355,054
				21,033,860
Systems Software-0.69%
Oracle Corp.(b)	4.38%	07/22/2026	3,700	3,676,124
Oracle Corp.(b)	4.38%	07/23/2026	9,000	8,940,783
				12,616,907
Transaction & Payment Processing Services-0.22%
Global Payments Inc.	4.22%	06/03/2026	4,000	3,997,700
Total Commercial Paper (Cost $171,358,929)				171,341,003
Certificates of Deposit-2.75%
Diversified Banks-2.75%
BBVA Bancomer S.A.	4.24%	03/25/2027	10,000	10,002,807
Deutsche Bank AG (Germany)	4.44%	08/03/2026	10,000	10,006,325
Intesa Sanpaolo S.p.A. (Italy) (SOFR + 0.70%)(c)	4.32%	07/17/2026	10,000	10,003,940
Intesa Sanpaolo S.p.A. (Italy) (SOFR + 0.41%)(c)	4.03%	02/16/2027	10,000	10,007,100
Natixis S.A. (France) (SOFR + 0.60%)(c)	4.22%	10/18/2027	10,000	10,031,566
Total Certificates of Deposit (Cost $50,000,000)				50,051,738
U.S. Treasury Securities-2.45%
U.S. Treasury Bills-0.27%(f)
U.S. Treasury Bills (Cost $4,853,607)	3.74%	03/18/2027	5,000	4,855,785
U.S. Treasury Notes-2.18%
U.S. Treasury Notes	3.38%	02/29/2028	20,000	19,795,312
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	3.75%	04/30/2028	$20,000	$19,907,813
				39,703,125
Total U.S. Treasury Securities (Cost $44,598,608)				44,558,910
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-95.79% (Cost $1,741,928,431)				1,743,280,399
			Repurchase Amount
Repurchase Agreements-5.22%(g)
BofA Securities, Inc., joint open agreement dated 03/10/2026 (collateralized by agency and non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. Treasury obligations valued at $351,996,272; 0.00% - 13.00%; 06/10/2027 - 12/26/2070)(h)	4.12%	06/01/2026	20,070,361	20,000,000
CF Secured LLC, joint open agreement dated 02/07/2025 (collateralized by agency and non-agency mortgage-backed securities, agency and non-agency asset-backed securities and U.S. Treasury obligations valued at $27,413,067; 0.00% - 9.57%; 11/27/2026 - 07/25/2068)(h)	5.11%	06/01/2026	15,056,000	15,000,000
Citigroup Global Markets, Inc., joint term agreement dated 03/06/2026, aggregate maturing value of $250,090,000 (collateralized by non-agency mortgage-backed securities, non-agency asset-backed securities and corporate obligations valued at $275,000,717; 0.94% - 15.00%; 03/20/2028 - 05/25/2071)(i)(j)	4.32%	06/01/2026	20,007,200	20,000,000
Nomura Securities International, Inc., joint term agreement dated 05/26/2026, aggregate maturing value of $30,010,925 (collateralized by non-agency mortgage-backed securities and non-agency asset-backed securities valued at $33,000,000; 0.00% - 10.18%; 06/25/2030 - 01/25/2070)(i)	4.37%	06/01/2026	20,007,283	20,000,000
Santander US Capital Markets LLC, joint term agreement dated 05/20/2026, aggregate maturing value of $30,010,800 (collateralized by non-agency mortgage-backed securities and non-agency asset-backed securities valued at $33,280,725; 3.25% - 14.05%; 05/17/2027 - 12/27/2060)(i)	4.32%	06/01/2026	20,007,200	20,000,000
Total Repurchase Agreements (Cost $95,000,000)				95,000,000
TOTAL INVESTMENTS IN SECURITIES-101.01% (Cost $1,836,928,431)				1,838,280,399
OTHER ASSETS LESS LIABILITIES-(1.01)%				(18,465,333)
NET ASSETS-100.00%				$1,819,815,066
Investment Abbreviations:
REITs	-Real Estate Investment Trusts
SOFR	-Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $724,733,824, which represented 39.82% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2026.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Restricted security. The value of this security at May 31, 2026 represented less than 1% of the Fund’s Net Assets.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	Principal amount equals value at period end.
(h)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2026, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Conservative Income Fund